Pension and Other Postretirement Benefits (Schedule of Defined Benefit Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 199	$ 187
Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value	202	269
Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	68	57
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	251	186
Investment funds – emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair Value	24	23
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	518	576	$ 642
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	189	207	225
Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	147	215	281
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total assets in fair value hierarchy	4,135	3,579
Fair Value	744	722
Total investments at fair value	4,879	4,301
Pension Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair Value	199	187
Pension Plan | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value	202	269
Pension Plan | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	68	57
Pension Plan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	251	186
Pension Plan | Investment funds – emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair Value	24	23
Pension Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	1,247	902
Pension Plan | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	317	98
Pension Plan | Level 1 | Global large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	34	14
Pension Plan | Level 1 | U.S. large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	114	66
Pension Plan | Level 1 | Global mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	10	5
Pension Plan | Level 1 | U.S. mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	279	262
Pension Plan | Level 1 | Mutual funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	175	151
Pension Plan | Level 1 | Mutual funds – U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	225	214
Pension Plan | Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	93	92
Pension Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	2,370	2,101
Pension Plan | Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	485	498
Pension Plan | Level 2 | Government issued debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	606	563
Pension Plan | Level 2 | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	80	136
Pension Plan | Level 2 | Asset backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	9	13
Pension Plan | Level 2 | Structured debt
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	904	695
Pension Plan | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	18	16
Pension Plan | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	136	98
Pension Plan | Level 2 | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	132	82
Pension Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	518	576
Pension Plan | Level 3 | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	158	132
Pension Plan | Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	189	207
Pension Plan | Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	147	215
Pension Plan | Level 3 | Real estate – direct
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	24	22
Pension Plan | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	1,220	1,156	1,190
Total assets in fair value hierarchy	1,100	1,029
Fair Value	119	126
Total investments at fair value	1,219	1,155
Accrued income	1	1
Pension Plan | U.S. Plans | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair Value	76	77
Pension Plan | U.S. Plans | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value	19	26
Pension Plan | U.S. Plans | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Pension Plan | U.S. Plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Pension Plan | U.S. Plans | Investment funds – emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair Value	24	23
Pension Plan | U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	835	768
Pension Plan | U.S. Plans | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	13	15
Pension Plan | U.S. Plans | Level 1 | Global large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 1 | U.S. large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	82	60
Pension Plan | U.S. Plans | Level 1 | Global mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 1 | U.S. mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	247	238
Pension Plan | U.S. Plans | Level 1 | Mutual funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	175	149
Pension Plan | U.S. Plans | Level 1 | Mutual funds – U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	225	214
Pension Plan | U.S. Plans | Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	93	92
Pension Plan | U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	138	137
Pension Plan | U.S. Plans | Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	3	2
Pension Plan | U.S. Plans | Level 2 | Government issued debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	50	49
Pension Plan | U.S. Plans | Level 2 | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	76	75
Pension Plan | U.S. Plans | Level 2 | Asset backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	9	11
Pension Plan | U.S. Plans | Level 2 | Structured debt
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 2 | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	127	124
Pension Plan | U.S. Plans | Level 3 | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	94	85
Pension Plan | U.S. Plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | U.S. Plans | Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	15	22
Pension Plan | U.S. Plans | Level 3 | Real estate – direct
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	18	17
Pension Plan | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	3,665	3,152	$ 3,169
Total assets in fair value hierarchy	3,035	2,550
Fair Value	625	596
Total investments at fair value	3,660	3,146
Accrued income	5	6
Pension Plan | Non-U.S. Plans | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair Value	123	110
Pension Plan | Non-U.S. Plans | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value	183	243
Pension Plan | Non-U.S. Plans | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	68	57
Pension Plan | Non-U.S. Plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	251	186
Pension Plan | Non-U.S. Plans | Investment funds – emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0
Pension Plan | Non-U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	412	134
Pension Plan | Non-U.S. Plans | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	304	83
Pension Plan | Non-U.S. Plans | Level 1 | Global large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	34	14
Pension Plan | Non-U.S. Plans | Level 1 | U.S. large cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	32	6
Pension Plan | Non-U.S. Plans | Level 1 | Global mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	10	5
Pension Plan | Non-U.S. Plans | Level 1 | U.S. mid/small cap equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	32	24
Pension Plan | Non-U.S. Plans | Level 1 | Mutual funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0	2
Pension Plan | Non-U.S. Plans | Level 1 | Mutual funds – U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | Non-U.S. Plans | Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0
Pension Plan | Non-U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	2,232	1,964
Pension Plan | Non-U.S. Plans | Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	482	496
Pension Plan | Non-U.S. Plans | Level 2 | Government issued debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	556	514
Pension Plan | Non-U.S. Plans | Level 2 | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	4	61
Pension Plan | Non-U.S. Plans | Level 2 | Asset backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	0	2
Pension Plan | Non-U.S. Plans | Level 2 | Structured debt
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	904	695
Pension Plan | Non-U.S. Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	18	16
Pension Plan | Non-U.S. Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	136	98
Pension Plan | Non-U.S. Plans | Level 2 | Investment funds – global equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	132	82
Pension Plan | Non-U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	391	452
Pension Plan | Non-U.S. Plans | Level 3 | Investment funds – real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	64	47
Pension Plan | Non-U.S. Plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	189	207
Pension Plan | Non-U.S. Plans | Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	132	193
Pension Plan | Non-U.S. Plans | Level 3 | Real estate – direct
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets at fair value	$ 6	$ 5